22. OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2017
Other Non-current Assets
OTHER NON-CURRENT ASSETS

IN MILLIONS OF USD	DEC 31, 2017	DEC 31, 2016
Guarantee deposits	2.5	1.8
Loans and contractual receivables	24.4	26.4
Other	0.1	6.7
Subtotal	27.0	34.9

Allowances	(2.1)	(3.8)
Total	24.9	31.1

MOVEMENT IN ALLOWANCES

IN MILLIONS OF USD	2017	2016

Balance at January 1	(3.8)	(2.4)
Creation	(0.3)	(1.4)
Utilization	2.0	-
Balance at December 31	(2.1)	(3.8)